ACCRUED EXPENSES AND OTHER LIABILITIES AND OTHER PAYABLES, NON-CURRENT (Details Narrative) - Promissory Note Agreements [Member] - USD ($)	Apr. 01, 2026	Mar. 30, 2026	Dec. 31, 2025	Jun. 30, 2026
Kukugan Invest [Member]
PayablesAndAccrualsLineItems [Line Items]
Promissory note				$ 345,949
Kukugan Invest [Member] | Shang Ju Czhang Lin [Member]
PayablesAndAccrualsLineItems [Line Items]
Promissory note	$ 49,034
Annual interest rate	3.00%
Maturity date	Dec. 31, 2027
Handsfull Technology Corporation [Member] | CADV Ventures S.A [Member]
PayablesAndAccrualsLineItems [Line Items]
Promissory note			$ 156,190
Annual interest rate			3.00%
Handsfull Technology Corporation [Member] | Kukugan Invest [Member]
PayablesAndAccrualsLineItems [Line Items]
Promissory note		$ 140,725	$ 156,190
Annual interest rate		3.00%	3.00%
Maturity date		Jun. 30, 2027	Jun. 30, 2027